INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

23.INVENTORIES

in € thousand	12/31/2024	12/31/2023
Raw materials and supplies	4,136	4,386
Work in progress	6,317	6,038
Finished goods	5,281	5,928
Inventories	15,734	16,353

In fiscal year 2024, write-downs of €538 thousand (2023: €1,052 thousand, 2022: €833 thousand) were recognized. Total reversals of impairment losses amounted to €0 thousand in the fiscal year 2024 (2023: €83 thousand, 2022: €23 thousand). The amount of inventories recognized as an expense (Cost of sales) during 2024 is €15,507 thousand (2023: €25,026 thousand, 2022: €28,964 thousand.